Components of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Carry forward tax losses	$ 188,301	$ 191,561
Employee stock based compensation	30,835	27,517
Other	81,959	60,887
Deferred tax assets before valuation allowance	301,095	279,965
Valuation allowance	(181,947)	(192,332)
Deferred tax asset	119,148	87,633
Intangible assets	(8,461)	(8,045)
Undistributed earnings of subsidiary	(9,925)	(11,435)
Other	(13)	(2,682)
Deferred tax liability	(18,399)	(22,162)
Deferred tax asset, net	$ 100,749	$ 65,471